Prepayments And Other Current Assets (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
Capitalized transportation capacity	CAD 190	CAD 223
Prepaid expenses	57	18
Due From Related Parties	16	2
Net investment in direct financing lease	8	6
Other Prepaid Expenses	5	7
Prepayments and other current assets	CAD 276	CAD 256